Basis of Presentation and General information, General Information (Details) t in Millions	6 Months Ended
Jun. 30, 2021 Vessel t
Basis of Presentation [Abstract]
Number of vessels	23
Combined carrying capacity | t	2.0
Capesize [Member]
Basis of Presentation [Abstract]
Number of vessels	1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels	6
Panamax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels	8
Aframax [Member]
Basis of Presentation [Abstract]
Number of vessels	1
Aframax LR2 Tanker [Member]
Basis of Presentation [Abstract]
Number of vessels	5
Handysize/MR1 [Member]
Basis of Presentation [Abstract]
Number of vessels	2
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held	100.00%